SCHEDULE OF CONTINGENTLY REDEEMABLE CLASS A COMMON STOCK (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Contingently redeemable Class A Common Stock	$ 120,141,615	$ 116,725,000
Common Class A [Member]
Gross Proceeds		115,000,000
Less: Proceeds allocated to public warrants		9,427,125
Less: Class A shares issuance costs		5,663,197
Plus: Accretion of carrying value to redemption value	3,416,615	16,815,322
Contingently redeemable Class A Common Stock	$ 120,141,615	$ 116,725,000